Centnas

1-35892

NASDAQ

THE NASDAQ OMX GROUP

13002413

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

APR 30 2013

Washington, DC 20549

By Electronic Mail

April 30, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 26, 2013 The Nasdaq Stock Market (the "Exchange") received from GW Pharmaceuticals plc (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares
each representing 12 Ordinary Shares

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery